ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	6 Months Ended
Mar. 31, 2025
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Schedule of identified assets acquired and liabilities assumed pursuant to the THE Company of AI Solutions and Insurance Business acquisition

The following summarizes the identified assets acquired and liabilities assumed pursuant to the THE Company of AI Solutions and Insurance Business acquisition as of December 27, 2024:

Items	Amount
Assets
Cash and cash equivalent	$2,146,491
Accounts receivable, net	4,603,565
Other current assets	10,380,773
Property and equipment, net	157,626
Operating lease right of use assets	181,922
Deferred tax assets	174,138
Liabilities
Insurance premium payables	979,989
Accounts payable	4,039,426
Taxes payable	34,243
Operating lease liabilities, current	181,922
Accrued expenses and other payables	7,662,537
Total net assets	$4,746,398

The following summarizes the identified assets acquired and liabilities assumed pursuant to the THE Company of AI Solutions and Insurance Business acquisition as of December 27, 2024:

Items	Amount
Assets
Cash and cash equivalent	$2,146,491
Accounts receivable, net	4,603,565
Other current assets	10,380,773
Property and equipment, net	157,626
Operating lease right of use assets	181,922
Deferred tax assets	174,138
Liabilities
Insurance premium payables	979,989
Accounts payable	4,039,426
Taxes payable	34,243
Operating lease liabilities, current	181,922
Accrued expenses and other payables	7,662,537
Total net assets	$4,746,398

Gansu QLS
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Schedule of subsidiaries

	Ownership as of	Ownership as of
	September 30,	September 30,
	2024	2024
Moshangfa (Gansu) Fertilizer Industry Co., Ltd (formerly Jiuquan Qiming Biotechnology Co., Ltd, “Moshangfa”)	100%	100%
Chengdu Qilianshan Biotechnology Co., Ltd (“Chengdu QLS”)	79.71%	79.51%
Jiuquan Ahan Biotechnology Co., Ltd. (“Ahan”)	100%	100%
Tibet Samen Trading Co., Ltd (“Samen”) (1)	—%	—%
Tibet Cangmen Trading Co., Ltd (“Cangmen”)	100%	100%
Rugao Tianlu Animal Products Co., Ltd (“Rugao”)	79.71%	79.51%
Chongqing Shengfu Biological Technology Co., Ltd (“Chongqing”)	79.71%	79.51%
(1)	Samen was dissolved in June 2023, the business of which continues via the operation of the Company’s other subsidiaries.